Consolidated Balance Sheets - USD ($) $ in Thousands		May 31, 2016	May 31, 2015
Current assets
Cash and cash equivalents		$ 709,209	$ 531,298
Restricted cash		110	944
Term deposits		86,706	69,091
Short-term investments		819,229	599,935
Accounts receivable, net of allowance of US$801 and US$408 as of May 31, 2015 and 2016, respectively		3,747	4,222
Inventory		27,303	23,983
Deferred tax assets	[1]		17,988
Prepaid expenses and other current assets, net		99,677	97,833
Amounts due from related parties, current		4,539	3,586
Long-term investments due within one year		118,816
Total current assets		1,869,336	1,348,880
Restricted cash, non-current		3,811	2,481
Property and equipment, net		237,698	231,463
Land use rights, net		3,906	4,262
Amounts due from related parties, non-current		1,741	1,497
Long-term deposit		14,901	15,268
Long-term prepaid rent		235	424
Deferred tax assets, non-current	[1]	24,341	5,040
Intangible assets		2,618	3,919
Goodwill		10,545	11,194
Long-term investments		178,863	325,991
Other non-current assets		6,839	1,118
Total assets		2,354,834	1,951,537
Current liabilities
Accounts payable (including accounts payable of the consolidated variable interest entities without recourse to the Company of US$17,809 and US$21,318 as of May 31, 2015 and 2016, respectively)		21,395	17,888
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated variable interest entities without recourse to the Company of US$157,466 and US$192,332 as of May 31, 2015 and 2016, respectively)		217,044	178,803
Income taxes payable (including income taxes payable of the consolidated variable interest entities without recourse to the Company of US$25,028 and US$30,899 as of May 31, 2015 and 2016, respectively)		32,806	25,376
Amounts due to related parties (including amounts due to related parties of the consolidated variable interest entities without recourse to the Company of US$1,995 and US$29 as of May 31, 2015 and 2016, respectively)		42	1,995
Deferred revenue (including deferred revenue of the consolidated variable interest entities without recourse to the Company of US$470,903 and US$616,299 as of May 31, 2015 and 2016, respectively)		646,903	501,170
Total current liabilities		918,190	725,232
Deferred tax liabilities, non-current (including deferred tax liabilities, non-current of the consolidated variable interest entities without recourse to the Company of US$1,600 and US$1,432 as of May 31, 2015 and 2016, respectively)	[1]	1,982	2,461
Total liabilities		920,172	727,693
Commitments and Contingencies
Equity
Common shares (US$0.01 par value; 300,000,000 shares authorized as of May 31, 2015 and 2016; 158,379,387 shares issued as of May 31, 2015 and 2016; 156,486,763 and 157,439,397 shares outstanding as of May 31, 2015 and 2016, respectively)		1,584	1,584
Treasury stock		(9)	(19)
Additional paid-in capital		223,422	141,653
Statutory reserves		184,697	153,610
Retained earnings		931,930	824,015
Accumulated other comprehensive income		62,948	99,505
Total New Oriental Education & Technology Group Inc. shareholders' equity		1,404,572	1,220,348
Noncontrolling interests		30,090	3,496
Total equity		1,434,662	1,223,844
Total liabilities and equity		$ 2,354,834	$ 1,951,537

[1]	The Group chose to early adopt ASU 2015-17 and classified all deferred tax assets and liability as noncurrent as of May 31,2016. The Group did not retrospectively apply the changes to prior years.